CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	USD ($) shares	CNY (¥) shares
Balance as of beginning of year at Dec. 31, 2017		¥ 111		¥ 19,941				¥ (55,297)		¥ (35,245)
Balance as of beginning of year (in shares) at Dec. 31, 2017 | shares	160,000,000	160,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(17,604)		(17,604)
Distribution to Hongen Education (Note 1)				(10,886)						(10,886)
Foreign currency translation adjustment										0
Balance as of ending of year at Dec. 31, 2018		¥ 111		9,055				(72,901)		(63,735)
Balance as of ending of year (in shares) at Dec. 31, 2018 | shares	160,000,000	160,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(275,597)		(275,597)
Distribution to Hongen Education (Note 1)				(69,099)						(69,099)
Shares issued for share-based awards (Note 13) (in shares) | shares	55,053,763	55,053,763
Shares issued for share-based awards (Note 13)		¥ 38		3,403						3,441
Share-based compensation (Note13)				270,541						270,541
Foreign currency translation adjustment										0
Accretion of contingently redeemable ordinary shares to redemption value (Note 11)				(821)						(821)
Balance as of ending of year at Dec. 31, 2019		¥ 149		213,079				(348,498)		¥ (135,270)
Balance as of ending of year (in shares) at Dec. 31, 2019 | shares	215,053,763	215,053,763							215,053,763	215,053,763
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(37,476)	$ (5,742)	¥ (37,476)
Share-based compensation (Note13)				79,891						79,891
Foreign currency translation adjustment						¥ (21,861)			(3,350)	(21,861)
Share issuance upon IPO net of issuance cost (Note 12)		¥ 27		589,560					90,358	589,587
Share issuance upon IPO net of issuance cost (Note 12) (in shares) | shares	40,250,000	40,250,000
Conversion of contingently redeemable ordinary shares into Class A shares upon IPO (Note 11)		¥ 8		171,572					26,296	171,580
Conversion of contingently redeemable ordinary shares into Class A shares upon IPO (Note 11) (in shares) | shares	11,318,619	11,318,619
Assets transferred under common control, net of tax (Note 15)				6,994						6,994
Accretion of contingently redeemable ordinary shares to redemption value (Note 11)				(10,792)					(1,654)	(10,792)
Balance as of ending of year at Dec. 31, 2020	$ 28	¥ 184	$ 160,966	¥ 1,050,304	$ (3,350)	¥ (21,861)	$ (59,153)	¥ (385,974)	$ 98,491	¥ 642,653
Balance as of ending of year (in shares) at Dec. 31, 2020 | shares	266,622,382	266,622,382